Non-life and Life and Health Reserves (Tables)	12 Months Ended
Dec. 31, 2019
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Components of non-life reserves
The Company’s gross liability for non-life reserves reported by cedants (case reserves) and those estimated by the Company (ACRs and IBNR reserves) at December 31, 2019 and 2018 was as follows (in thousands of U.S. dollars):

	December 31, 2019	December 31, 2018
Case reserves	$4,203,052	$4,217,068
ACRs	158,220	174,713
IBNR reserves	6,002,111	5,503,595
Non-life reserves	$10,363,383	$9,895,376

Reconciliation of the beginning and ending gross and net liability for non-life reserves
The reconciliation of the beginning and ending gross and net liability for non-life reserves for the years ended December 31, 2019, 2018 and 2017 was as follows (in thousands of U.S. dollars):

	2019	2018	2017
Gross liability at beginning of year	$9,895,376	$10,102,172	$9,247,200
Reinsurance recoverable at beginning of year	850,946	719,998	295,388
Net liability at beginning of year	9,044,430	9,382,174	8,951,812
Net incurred losses related to: (1)
Current year	3,716,988	3,417,366	3,453,725
Prior years	(56,848)	(248,719)	(448,158)
	3,660,140	3,168,647	3,005,567
Net paid losses related to:
Current year	(439,285)	(336,584)	(472,291)
Prior years	(2,651,385)	(2,585,403)	(2,506,760)
	(3,090,670)	(2,921,987)	(2,979,051)
Retroactive reinsurance recoverable (2)	(81,013)	—	—
Change in Paris Re reserve agreement (3)	—	(397,493)	(3,481)
Effects of foreign exchange rate changes	75,701	(186,911)	407,327
Net liability at end of year	$9,608,588	$9,044,430	$9,382,174
Reinsurance recoverable at end of year	754,795	850,946	719,998
Gross liability at end of year	$10,363,383	$9,895,376	$10,102,172

(1) Net incurred losses include favorable loss development of $3 million during the year ended December 31, 2019, which are allocated to Corporate and Other as disclosed in Note 18. Non-life reserves allocated to Corporate and Other totaled $6 million, $9 million and $nil at December 31, 2019, 2018 and 2017, respectively.
(2) In the fourth quarter of 2019, the Company entered into a loss portfolio transfer agreement transferring 100% of liabilities, including profit commissions, related to its wholesale managing general agent portfolio. As a result of the transaction, the Company recorded a deferred gain of $14 million, which is included in Accounts payable, accrued expenses and other in the Consolidated Balance Sheet.
(3) The change in reserve agreement includes adverse development on Paris Re’s reserves which were guaranteed by Axa under the reserve agreement. In 2018, this balance also includes the reduction of the guaranteed reserves following the commutation of the agreement in the fourth quarter of 2018.

Reconciliation of the beginning and ending gross and net liability for life and health reserves
The reconciliation of the beginning and ending gross and net liability for life and health reserves for the years ended December 31, 2019, 2018 and 2017 was as follows (in thousands of U.S. dollars):

	2019	2018	2017
Gross liability at beginning of period	$2,198,080	$2,098,759	$1,722,330
Reinsurance recoverable at beginning of period	11,829	9,287	2,726
Net liability at beginning of period	$2,186,251	$2,089,472	$1,719,604
Liability acquired related to the acquisition of Aurigen	—	—	67,916
Net incurred losses	1,263,016	1,024,608	835,415
Net losses paid	(1,071,487)	(818,916)	(714,151)
Effects of foreign exchange rate changes	23,081	(108,913)	180,688
Net liability at end of period	$2,400,861	$2,186,251	$2,089,472
Reinsurance recoverable at end of period	16,183	11,829	9,287
Gross liability at end of period	$2,417,044	$2,198,080	$2,098,759

Components of losses and loss expenses by segment
Losses and loss expenses in the Consolidated Statements of Operations for the years ended December 31, 2019, 2018 and 2017 were comprised as follows (in thousands of U.S. dollars):

	2019	2018	2017
Non-life (1)	$3,660,140	$3,168,647	$3,005,567
Life and Health	1,263,016	1,024,608	835,415
Losses and loss expenses	$4,923,156	$4,193,255	$3,840,982

(1) Net incurred losses include favorable loss development of $3 million during the year ended December 31, 2019, which are allocated to Corporate and Other as disclosed in Note 18.

Incurred and paid claims development and average annual percentage payout of incurred claims by age, net of reinsurance
The information presented below for incurred and paid claims development for each of the years ended December 31, 2012 through 2018 and the average annual percentage payout of incurred claims by age, net of reinsurance, is presented as supplementary information and is unaudited. The tables below reflect losses incurred and paid losses translated to U.S. dollars at the exchange rate as of the balance sheet date whereas the losses and loss expenses in the Consolidated Statement of Operations reflect losses incurred at the average exchange rate for the period.

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - NON-LIFE
For the year ended December 31,									December 31, 2019
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	Total of IBNR plus expected development on reported claims
2012	$2,647,806	$2,459,009	$2,303,222	$2,196,596	$2,164,135	$2,195,163	$2,172,148	$2,139,972	$79,953
2013		2,880,337	2,706,850	2,528,689	2,475,252	2,441,912	2,414,380	2,411,641	124,904
2014			2,839,909	2,623,230	2,511,859	2,479,721	2,492,027	2,484,866	172,037
2015				2,894,162	2,603,297	2,497,256	2,512,588	2,514,275	245,645
2016					2,920,285	2,687,055	2,627,830	2,642,625	305,985
2017						2,979,457	2,944,385	2,900,190	519,547
2018							3,032,976	3,157,151	1,111,071
2019								3,380,372	2,599,954
Total								$21,631,092	$5,159,096

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - NON-LIFE
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017	2018	2019
2012	$284,166	$1,056,888	$1,442,587	$1,610,064	$1,713,934	$1,805,174	$1,854,934	$1,910,828
2013		243,466	1,296,424	1,648,668	1,849,929	1,980,425	2,073,929	2,139,380
2014			305,500	1,316,469	1,621,164	1,830,516	1,972,511	2,079,766
2015				303,258	1,220,915	1,620,950	1,842,331	2,009,107
2016					325,991	1,371,581	1,729,815	1,999,489
2017						386,724	1,505,014	1,947,279
2018							258,686	1,402,377
2019								373,408
Total								$13,861,634

Net reserves for Accident Years and exposures included in the triangles								$7,769,458
All outstanding liabilities before Accident Year 2012, net of reinsurance								1,390,371
Total outstanding liabilities for unpaid claims								$9,159,829

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - NON-LIFE
Years	1	2	3	4	5	6	7	8
Non-life	11%	39%	15%	9%	6%	4%	3%	3%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - PROPERTY
For the year ended December 31,									December 31, 2019
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	Total of IBNR plus expected development on reported claims
2012	$662,441	$661,245	$583,098	$566,540	$551,100	$550,829	$538,974	$528,350	$1,763
2013		680,224	577,101	544,546	529,252	524,956	514,569	512,280	637
2014			516,850	472,237	450,682	448,212	444,769	443,084	1,273
2015				590,183	547,728	522,565	515,050	509,581	4,681
2016					725,033	682,433	635,793	615,922	689
2017						1,028,702	1,066,528	982,534	9,914
2018							853,796	895,740	143,479
2019								769,345	508,751
Total								$5,256,836	$671,187

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - PROPERTY
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017	2018	2019
2012	$100,087	$357,186	$450,730	$484,755	$496,024	$505,112	$508,155	$515,287
2013		88,592	337,128	437,950	472,219	490,491	493,544	497,536
2014			93,141	324,074	388,404	414,611	424,255	429,061
2015				95,097	354,291	442,619	471,072	481,885
2016					135,797	458,282	540,023	577,319
2017						223,070	729,584	838,023
2018							76,543	552,879
2019								69,397
Total								$3,961,387

Net reserves for Accident Years and exposures included in the triangles								$1,295,449
All outstanding liabilities before Accident Year 2012, net of reinsurance								98,817
Total outstanding liabilities for unpaid claims								$1,394,266

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - PROPERTY
Years	1	2	3	4	5	6	7	8
Property	17%	51%	15%	6%	3%	1%	1%	1%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - CASUALTY
For the year ended December 31,									December 31, 2019
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	Total of IBNR plus expected development on reported claims
2012	$691,612	$677,836	$650,181	$609,784	$592,346	$600,562	$596,124	$581,746	$57,791
2013		802,811	799,292	750,054	732,098	727,631	724,046	721,739	103,987
2014			904,048	879,775	859,778	865,219	881,493	874,893	143,527
2015				901,313	842,230	818,099	860,334	863,757	198,744
2016					850,575	802,362	823,050	851,402	243,580
2017						761,332	730,116	758,644	310,148
2018							942,480	958,819	556,588
2019								1,206,641	1,034,865
Total								$6,817,641	$2,649,230

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - CASUALTY
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017	2018	2019
2012	$51,617	$135,521	$205,350	$278,348	$334,492	$392,972	$424,029	$451,205
2013		50,730	159,533	267,552	349,230	419,638	481,271	521,963
2014			72,033	210,083	314,019	414,479	502,072	573,236
2015				67,148	187,592	300,608	398,833	501,185
2016					36,648	166,265	266,382	382,219
2017						61,252	179,150	290,131
2018							62,265	235,579
2019								88,066
Total								$3,043,584

Net reserves for Accident Years and exposures included in the triangles								$3,774,057
All outstanding liabilities before Accident Year 2012, net of reinsurance								1,235,855
Total outstanding liabilities for unpaid claims								$5,009,912

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - CASUALTY
Years	1	2	3	4	5	6	7	8
Casualty	7%	16%	13%	12%	10%	9%	6%	5%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - SPECIALTY
For the year ended December 31,									December 31, 2019
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	Total of IBNR plus expected development on reported claims
2012	$1,293,753	$1,119,928	$1,069,943	$1,020,272	$1,020,689	$1,043,772	$1,037,050	$1,029,876	$20,399
2013		1,397,302	1,330,457	1,234,089	1,213,902	1,189,325	1,175,765	1,177,622	20,280
2014			1,419,011	1,271,218	1,201,399	1,166,290	1,165,765	1,166,889	27,237
2015				1,402,666	1,213,339	1,156,592	1,137,204	1,140,937	42,220
2016					1,344,677	1,202,260	1,168,987	1,175,301	61,716
2017						1,189,423	1,147,741	1,159,012	199,485
2018							1,236,700	1,302,592	411,004
2019								1,404,386	1,056,338
Total								$9,556,615	$1,838,679

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - SPECIALTY
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017	2018	2019
2012	$132,462	$564,181	$786,507	$846,961	$883,418	$907,090	$922,750	$944,336
2013		104,144	799,763	943,166	1,028,480	1,070,296	1,099,114	1,119,881
2014			140,326	782,312	918,741	1,001,426	1,046,184	1,077,469
2015				141,013	679,032	877,723	972,426	1,026,037
2016					153,546	747,034	923,410	1,039,951
2017						102,402	596,280	819,125
2018							119,878	613,919
2019								215,945
Total								$6,856,663

Net reserves for Accident Years and exposures included in the triangles								$2,699,952
All outstanding liabilities before Accident Year 2012, net of reinsurance								55,699
Total outstanding liabilities for unpaid claims								$2,755,651

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - SPECIALTY
Years	1	2	3	4	5	6	7	8
Specialty	12%	48%	16%	8%	4%	2%	2%	2%

Reconciliation of net incurred and paid claims development to Non-life reserves
The reconciliation of the net incurred and paid claims development information above to the Non-life reserves in the Consolidated Balance Sheet at December 31, 2019 was as follows (in thousands of U.S. dollars):

December 31, 2019
Total outstanding liability for unpaid claims
Property	$1,394,266
Casualty	5,009,912
Specialty	2,755,651
Total outstanding liabilities for unpaid claims	$9,159,829
Unallocated loss expenses	$164,021
U.S. health net reserves (1)	281,022
Other	3,716
Total other liabilities	$448,759
Net liability at end of year	$9,608,588

Reinsurance recoverable on paid and unpaid claims
Property	$340,926
Casualty	86,940
Specialty	326,929
Reinsurance recoverable at end of year	$754,795
Gross liability at end of year	$10,363,383

(1) U.S. health business is not meaningful to include in the development tables as the estimated average duration of the health reserves is less than one year and substantially all claims are expected to be paid within two years, based on historical payout patterns.